Accrued expenses (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Personnel expenses	SFr 459,669	SFr 253,718
Tax provision (incl. emission levies on capital band)	535,548	427,592
Xlife share lending accrual	1,189,037	1,001,878
Other	491,369	119,162
Total accrued expenses	SFr 2,675,623	SFr 1,802,350